SUMMARY OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION AND LOSS AND COMPREHENSIVE LOSS (Details)	12 Months Ended
	Jan. 31, 2022 CAD ($) $ / shares	Jan. 31, 2021 USD ($) $ / shares	Jan. 31, 2021 CAD ($) $ / shares		Jan. 31, 2021 CAD ($)	Feb. 01, 2020 USD ($)	Feb. 01, 2020 CAD ($)	Jan. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 474,317				$ 60,486		$ 13,054	$ 13,054
Other current assets					1,273		7,628
Equipment	22,637				33,882		1,056
Exploration and evaluation assets					900,463		864,270
Total assets	1,471,674				996,104		886,008
Current liabilities	247,400				266,840		581,931
Non-current liabilities					1,546,774		947,274
Total liabilities	2,114,323				1,813,614		1,529,205
Share capital	7,755,830				6,409,558		6,409,558
Share-based payment reserve	4,034,929				3,521,907		3,521,907
Deficit	(12,144,764)				(10,522,764)		(10,312,110)
Accumulated other comprehensive loss	(288,644)				(226,211)		(262,552)
Total shareholders' deficit	(642,649)				(817,510)		(643,197)	$ (643,197)
Total liabilities and shareholders' deficit	1,471,674				$ 996,104		$ 886,008
Operating expenses	(1,520,118)		$ (357,570)
Foreign exchange loss			(2,811)
Forgiveness of debt	13,858		255,493
Interest on notes payable	(118,144)		(105,766)
Net loss	(1,622,000)		(210,654)	[1]
Foreign currency translation	(62,433)		36,341
Comprehensive loss	$ (1,684,433)		$ (174,313)
Earnings per share - basic and diluted | $ / shares	$ (0.04)		$ (0.01)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash		$ 47,293				$ 9,865
Other current assets		994				5,764
Equipment		26,450				798
Exploration and evaluation assets		702,941				653,117
Total assets		777,678				669,544
Current liabilities		208,744				439,758
Non-current liabilities		1,210,035				715,842
Total liabilities		1,418,779				1,155,600
Share capital		6,281,521				6,281,521
Share-based payment reserve		2,891,764				2,891,764
Deficit		(9,744,146)				(9,584,892)
Accumulated other comprehensive loss		(70,240)				(74,449)
Total shareholders' deficit		(641,101)				(486,056)
Total liabilities and shareholders' deficit		777,678				$ 669,544
Operating expenses		(267,297)
Foreign exchange loss		(2,148)
Forgiveness of debt		189,228
Interest on notes payable		(79,037)
Net loss		(159,254)
Foreign currency translation		4,209
Comprehensive loss		$ (155,045)
Earnings per share - basic and diluted | $ / shares		$ (0.00)

[1]	Restated for change in presentation currency (Notes 2(c) and 5)